UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21336
                                                    ----------------------------

                       FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street
                                BOSTON, MA 02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

First Trust Value Line(R) 100 Fund
Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                         MARKET
      SHARES                                                              VALUE
   ------------                                                         --------
COMMON STOCKS - 99.6%
                  MATERIALS - 12.2%
    79,084        Ball Corp.                                        $ 2,960,114
   135,485        Brush Engineered Materials, Inc.*                   2,805,895
   103,583        Building Materials Holding Corporation              2,850,604
    62,191        Carpenter Technology Corp.                          2,968,998
    76,375        Commercial Metals Company                           3,033,615
    60,715        Eastman Chemical Company                            2,886,998
    78,906        Georgia-Pacific Corp.                               2,836,671
    86,308        Joy Global, Inc.                                    2,967,269
    32,600        Nucor Corp.                                         2,978,662
    31,439        Phelps Dodge Corp.                                  2,893,331
    62,081        Potlatch Corp.                                      2,906,012
   118,792        Timken Company                                      2,924,659
                                                                    ------------
                                                                     35,012,828
                                                                    ------------
                  RETAIL - 8.8%
    76,881        American Eagle Outfitters, Inc.*                    2,833,065
    62,927        Guitar Center, Inc.*                                2,724,739
    26,757        Harman International Industries, Inc.               2,883,067
    76,112        J.C. Penny Company, Inc.                            2,685,231
   167,127        Smart & Final, Inc.*                                2,801,049
    62,550        Starbucks Corp.*                                    2,843,523
    73,032        The Home Depot, Inc.                                2,862,854
    83,246        Urban Outfitters, Inc.*                             2,863,662
    78,053        Walgreen Co.                                        2,796,639
                                                                    ------------
                                                                     25,293,829
                                                                    ------------
                  ENERGY - 8.1%
    65,005        Baker Hughes, Inc.                                  2,842,019
    83,221        Cal Dive International, Inc.                        2,964,332
    98,785        Headwaters, Inc.*                                   3,048,505
    78,466        Lone Star Technologies, Inc.                        2,966,015
    42,096        Schlumberger Ltd.                                   2,833,482
    70,774        Southwestern Energy Company*                        2,971,800
    36,299        Valero Energy Corp.                                 2,911,543
    85,861        XTO Energy, Inc.                                    2,788,765
                                                                    ------------
                                                                     23,326,461
                                                                    ------------
                  CAPITAL GOODS - 8.0%
   128,497        AGCO Corp.*                                         2,906,602
    70,863        Armor Holdings, Inc.*                               2,948,609
    42,248        ESCO Technologies, Inc.*                            2,862,725
    49,759        Fastenal Company                                    2,866,118
    48,101        Fisher Scientific International, Inc.               2,805,731
   157,905        Park-Ohio Holding Corporation                       2,826,500
    74,481        Rockwell Automation, Inc.                           2,882,415
    62,942        Trex Company, Inc.*                                 2,787,072
                                                                    ------------
                                                                     22,885,772
                                                                    ------------

Portfolio of Investments
September 30, 2004 (Unaudited)
                                                                         MARKET
      SHARES                                                              VALUE
   ------------                                                         --------
COMMON STOCKS - (CONTINUED)
                  HEALTH CARE EQUIPMENT & SERVICES - 7.9%
    29,690        Aetna, Inc.                                       $ 2,966,922
    32,461        Anthem, Inc.*                                       2,832,222
    60,209        Biomet, Inc.                                        2,822,598
    57,223        Biosite, Inc.*                                      2,801,638
    49,927        C.R. Bard, Inc.                                     2,827,366
   104,340        Community Health Systems, Inc.                      2,783,791
   113,983        Cytyc Corp.*                                        2,752,690
    55,247        Medtronic Inc.                                      2,867,319
                                                                    ------------
                                                                     22,654,546
                                                                    ------------
                  TRANSPORTATION - 6.1%
    78,161        Arkansas Best Corp.                                 2,862,256
    33,161        FedEx Corp.                                         2,841,566
    74,089        Forward Air Corp.*                                  2,965,042
    79,329        J.B. Hunt Transport Services, Inc.                  2,946,279
    95,794        Norfolk Southern Corp.                              2,848,913
    63,125        Yellow Roadway Corporation                          2,959,931
                                                                    ------------
                                                                     17,423,987
                                                                    ------------
                  INTERNET  SOFTWARE & SERVICES - 5.9%
    31,404        eBay, Inc.*                                         2,887,284
   114,029        Juniper Networks, Inc.*                             2,691,084
   147,017        Macromedia, Inc.*                                   2,952,101
   343,758        Sapient Corp.*                                      2,622,874
    54,351        Symantec Corp.*                                     2,982,783
    86,203        Yahoo!, Inc.*                                       2,923,144
                                                                    ------------
                                                                     17,059,270
                                                                    ------------
                  SOFTWARE - 5.0%
    57,882        Adobe Systems, Inc.                                 2,863,423
    80,462        Anteon International Corp                           2,948,932
    59,023        Autodesk, Inc.                                      2,870,288
    62,620        DST Systems, Inc.*                                  2,784,711
   268,899        Input/Output, Inc.*                                 2,772,349
                                                                    ------------
                                                                     14,239,703
                                                                    ------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.9%
    44,393        Flir Systems, Inc.*                                 2,596,990
    79,017        II-VI, Inc.                                         2,766,385
    42,943        L-3 Communications Holdings, Inc.                   2,877,181
   110,191        Thomas & Betts Corp.                                2,955,323
    63,267        Waters Corp.*                                       2,790,075
                                                                    ------------
                                                                     13,985,954
                                                                    ------------
                  COMMUNICATIONS EQUIPMENT - 4.0%
   157,548        Motorola, Inc.                                      2,842,166
    37,583        Research IN Motion Ltd.*                            2,869,086
    93,194        Telefonaktiebolaget LM Ericsson, Sponsored
                    ADR                                               2,911,381
   301,432        Tellabs, Inc.*                                      2,770,160
                                                                    ------------
                                                                     11,392,793
                                                                    ------------

Portfolio of Investments
September 30, 2004 (Unaudited)
                                                                         MARKET
      SHARES                                                              VALUE
   ------------                                                         --------
COMMON STOCKS - (CONTINUED)
                  PHARMACEUTICALS & BIOTECHNOLOGY - 4.0%
    49,160        Amgen, Inc.*                                      $ 2,786,389
    46,993        Biogen Idec, Inc.*                                  2,874,562
    47,962        Celgene Corp.*                                      2,792,827
    94,634        Pfizer, Inc.                                        2,895,800
                                                                    ------------
                                                                     11,349,578
                                                                    ------------
                  COMMERCIAL SERVICES - 3.9%
   127,624        Cendant Corp.                                       2,756,678
   157,371        Korn/Ferry International*                           2,868,873
   126,477        Navigant Consulting, Inc.*                          2,777,435
   185,833        Sotheby's Holdings, Inc., Class A*                  2,921,295
                                                                    ------------
                                                                     11,324,281
                                                                    ------------
                  INSURANCE - 3.9%
    94,065        American Financial Group, Inc.                      2,811,603
    40,515        American International Group, Inc.                  2,754,615
   135,355        Ohio Casualty Corp.*                                2,832,980
    60,834        SAFECO Corp.                                        2,777,072
                                                                    ------------
                                                                     11,176,270
                                                                    ------------
                  SEMICONDUCTORS &
                     SEMICONDUCTOR EQUIPMENT - 3.0%
    97,250        Cree, Inc.                                          2,969,042
   123,265        Intermagnetics General Corp.                        2,853,585
   109,123        Marvell Technology Group Ltd.*                      2,851,384
                                                                    ------------
                                                                      8,674,011
                                                                    ------------
                  AUTOMOBILE & COMPONENTS - 3.0%
    47,381        Harley-Davidson, Inc.                               2,816,327
   220,468        Tenneco Automotive, Inc.*                           2,888,131
    37,488        Toyota Motor Corp., Sponsored ADR                   2,863,333
                                                                    ------------
                                                                      8,567,791
                                                                    ------------
                  CONSUMER DURABLES & APPAREL - 2.1%
    97,354        Fossil, Inc.*                                       3,012,133
    38,159        The Black & Decker Corp.                            2,955,033
                                                                    ------------
                                                                      5,967,166
                                                                    ------------
                  COMPUTERS & PERIPHERALS - 2.0%
   171,669        Agilysys, Inc.                                      2,968,157
    80,187        Dell, Inc.*                                         2,854,657
                                                                    ------------
                                                                      5,822,814
                                                                    ------------
                  TELECOMMUNICATION SERVICES - 2.0%
    73,856        QUALCOMM, Inc.                                      2,883,338
   112,611        Western Wireless Corp., Class A*                    2,895,229
                                                                    ------------
                                                                      5,778,567
                                                                    ------------

Portfolio of Investments
September 30, 2004 (Unaudited)


                                                                         MARKET
      SHARES                                                              VALUE
   ------------                                                        ---------
COMMON STOCKS - (CONTINUED)
                  HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
    86,790        Chattem, Inc.*                                   $  2,798,978
   114,446        Nu Skin Enterprises, Inc., Class A                  2,690,625
                                                                   -------------
                                                                      5,489,603
                                                                   -------------
                  HOTELS, RESTAURANTS & LEISURE - 1.0%
    57,680        Station Casinos, Inc.                               2,828,627
                                                                   -------------
                  AEROSPACE/DEFENSE - 1.0%
    84,167        United Industrial Corp.                             2,768,253
                                                                   -------------
                  MEDIA - 0.9%
    85,939        Univision Communications, Inc. - Class A*           2,716,532
                                                                   -------------

                  TOTAL COMMON STOCKS                               285,738,636
                                                                   -------------
                  (Cost $256,083,389)

                  TOTAL INVESTMENTS - 99.6%                         285,738,636
                  (Cost $256,083,389)**

                  NET OTHER ASSETS & LIABILITIES - 0.4%               1,053,555
                                                                   -------------
                  NET ASSETS - 100.0%                              $286,792,191
                                                                   =============

--------------------------------------------------------------------------------
                 *   Non-income producing security.
                **   Aggregate cost for federal tax purposes.
               ADR   American Depository Receipt

                  Notes to Quarterly Portfolio of Investments
                         September 30, 2004 (Unaudited)

1.       VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities trading on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of a Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

2.       UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2004, net unrealized appreciation for Federal tax purposes was $29,655,247, consisting of $32,652,748 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $2,997,501 aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST VALUE LINE(R) 100 FUND
            --------------------------------------------------------------------


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  November 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.